Capital provision assets - Capital provision income on the face of the consolidated statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Income/(loss) on capital provision assets	$ 1,333,262	$ 330,811
Total capital provision income as reported in the consolidated statements of operations	1,341,923	319,108	$ 194,554
Unrealized fair value	2,764,825	1,689,407
Capital provision assets | Consolidated total
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Realized gains/(losses)	251,618	161,707	153,607
Fair value adjustment during the period, net of previously recognized unrealized gains transferred to realized gains	1,081,644	169,104	45,804
Income/(loss) on capital provision assets	1,333,262	330,811	199,411
Interest and other income/(loss)		2,651	160
Impairment of other asset			(500)
Foreign exchange gains/(losses)	8,012	(6,357)	(4,517)
Net realized and unrealized loss on due from settlement of capital provision assets	(1)	(11,330)
Gains/(losses) on financial liabilities at fair value through profit or loss		3,333
Break fee income	650
Total capital provision income as reported in the consolidated statements of operations	$ 1,341,923	$ 319,108	$ 194,554